Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	ADHXF
Entity Registrant Name	ADHEREX TECHNOLOGIES INC
Entity Central Index Key	0001211583
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 6,810	$ 5,947	$ 685
Accounts receivable			69
Prepaid expense	12	38	75
Other current assets	8	8	4
Total assets	6,830	5,993	833
Current liabilities:
Accounts payable	239	272	318
Accrued liabilities	31	195	70
Derivative liability	7,244	10,450
Other current liabilities			32
Total current liabilities		10,917	420
Other long-term liabilities			7
Total liabilities	7,514	10,917	427
Commitments and contingencies (see Note 8 for the period of June 30, 2011 and Note 10 and 11 for Dec 31, 2010)
Stockholders' (deficit) equity
Common stock	65,952	64,929	64,929
Additional paid-in capital	37,863	37,717	35,225
Deficit accumulated during development stage	(105,742)	(108,813)	(100,991)
Accumulated other comprehensive income	1,243	1,243	1,243
Total stockholders' (deficit) equity	(684)	(4,924)	406
Total liabilities and stockholders' (deficit) equity	$ 6,830	$ 5,993	$ 833

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, Shares issued	25,158	20,461	20,461
Common stock, shares outstanding	25,158	20,461	20,461

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended		174 Months Ended	180 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Revenue
Operating expenses:
Research and development	234	146	549	309	708	2,113	65,598	66,147
Impairment of Capital Assets						386	386	386
Gain on Deferred lease inducements						(497)	(497)	(497)
Acquired in-process research and development							13,094	13,094
General and administrative	338	2,359	1,044	2,563	3,896	1,214	28,605	29,649
Total operating expenses	572	2,505	1,593	2,872				108,779
Loss from operations	(572)	(2,505)	(1,593)	(2,872)	(4,604)	(3,216)	(107,186)	(108,779)
Other income (expense):
Settlement of Cadherin litigation							(1,283)	(1,283)
Interest expense							(19)	(19)
Unrealized/realized gain (loss) on derivatives	225	(72)	5,905	(72)	(3,251)		(3,251)	2,654
Other income						157	254	254
Interest income and other	(1)	8	9	8				2,838
Interest income					32	47	2,829
Total other income (expense), net	224	(64)	5,914	(64)	(3,219)	204	(1,470)	4,444
Net (loss)/income and total comprehensive (loss)/income	$ (348)	$ (2,569)	$ 4,321	$ (2,936)	$ (7,823)	$ (3,012)	$ (108,656)	$ (104,335)
Basic and diluted net (loss)/income per common share	$ (0.01)	$ (0.13)	$ 0.17	$ (0.25)	$ (0.49)	$ (0.42)
Weighted-average number of common shares outstanding, basic	25,158	20,461	25,158	11,569
Weighted-average number of shares of common stock outstanding, basic and diluted					16,015	7,124
Weighted-average common shares outstanding, diluted	25,158	20,461	25,158	11,569

Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended		174 Months Ended	180 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from (used in): Operating activities:
Net (loss)/income	$ (348)	$ (2,569)	$ 4,321	$ (2,936)	$ (7,823)	$ (3,012)	$ (108,656)	$ (104,335)
Adjustments for non-cash items:
Depreciation and amortization							1,404	1,404
Non-cash Cadherin Biomedical Inc. litigation							1,187	1,187
Loss on derivative warrant	(225)	72	(5,905)	72	3,251		3,251	(2,654)
Amortization of and gain on lease inducements						(538)	(412)	(412)
Unrealized foreign exchange loss	(13)		(3)		36		45	42
Loss on impairment of capital assets						386	386	386
Non-cash severance							168	168
Stock options issued to consultants	49		49		53	10	775	824
Stock options issued to employees		2,054		2,054	2,439	355	9,965	9,965
Acquired in-process research and development							13,094	13,094
Changes in operating assets and liabilities	2,309	57	(285)	87	116	(1,889)	(23)	(308)
Net cash provided by (used in) operating activities	1,772	(386)	(1,823)	(723)	(1,928)	(4,688)	(78,817)	(80,640)
Investing activities:
Purchase of capital assets							(1,440)	(1,440)
Disposal of capital assets							115	115
Proceeds from sale of assets						24	24	24
Release of restricted cash							190	190
Restricted cash							(209)	(209)
Purchase of short-term investments							(22,148)	(22,148)
Redemption of short-term investments							22,791	22,791
Investment in Cadherin Biomedical Inc.							(166)	(166)
Acquired intellectual property rights							(640)	(640)
Net cash provided from (used in) investing activities						24	(1,483)	(1,483)
Financing activities:
Conversion of long-term debt to equity							68	68
Long-term debt repayment							(65)	(65)
Capital lease repayments							(8)	(8)
Issuance of units, net of issue costs		7,190	2,566	7,190				86,443
Issuance of common stock					7,190		83,877
Registration expense							(465)	(465)
Proceeds from convertible note							3,017	3,017
Other liability repayments							(87)	(87)
Financing expenses							(544)	(544)
Security deposits received							35	35
Proceeds from exercise of stock options							51	51
Net cash provided by financing activities		7,190	2,566	7,190	7,190		85,879	88,445
Effect of exchange rate changes on cash and cash equivalents	15		139				368	507
Increase (decrease) in cash and cash equivalents	1,787	6,804	882	6,467	5,262	(4,664)	5,947
Cash and cash equivalents - Beginning of period	5,023	348	5,947	685	685	5,349
Cash and cash equivalents - End of period	$ 6,810	$ 7,152	$ 6,810	$ 7,152	$ 5,947	$ 685	$ 5,947	$ 6,810

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands	Total USD ( $)	Common Stock USD ( $)	Non-redeemable Preferred Stock of Subsidiary USD ( $)	Additional Paid-in Capital USD ( $)	Accumulated Other Comprehensive Income USD ( $)	Deficit Accumulated During Development Stage USD ( $)	Special warrants USD ( $)	Special warrants Common Stock USD ( $)	Special warrants Additional Paid-in Capital USD ( $)	Settlement of advances USD ( $)	Settlement of advances Common Stock USD ( $)	Initial Public Offering USD ( $)	Initial Public Offering Common Stock USD ( $)	Initial Public Offering Deficit Accumulated During Development Stage USD ( $)	Other USD ( $)	Other Common Stock USD ( $)	Series A special warrants USD ( $)	Series A special warrants Common Stock USD ( $)	Series A special warrants Additional Paid-in Capital USD ( $)	Consultants USD ( $)	Consultants Additional Paid-in Capital USD ( $)	Financing warrants USD ( $)	Financing warrants Additional Paid-in Capital USD ( $)	Nonredeemable Preferred Stock USD ( $)	Nonredeemable Preferred Stock Non-redeemable Preferred Stock of Subsidiary USD ( $)	Employees USD ( $)	Employees Additional Paid-in Capital USD ( $)	June 2003 convertible notes Convertible Notes Payable USD ( $)	June 2003 convertible notes Convertible Notes Payable Common Stock USD ( $)	June 2003 convertible notes Convertible Notes Payable Additional Paid-in Capital USD ( $)	December 2003 convertible notes Convertible Notes Payable USD ( $)	December 2003 convertible notes Convertible Notes Payable Common Stock USD ( $)	December 2003 convertible notes Convertible Notes Payable Additional Paid-in Capital USD ( $)	December 2003 placement Private Placement USD ( $)	December 2003 placement Private Placement Common Stock USD ( $)	December 2003 placement Private Placement Additional Paid-in Capital USD ( $)	May 2004 placement Private Placement USD ( $)	May 2004 placement Private Placement Common Stock USD ( $)	May 2004 placement Private Placement Additional Paid-in Capital USD ( $)	July 2004 placement Private Placement USD ( $)	July 2004 placement Private Placement Common Stock USD ( $)	July 2004 placement Private Placement Additional Paid-in Capital USD ( $)	May 2005 placement Private Placement USD ( $)	May 2005 placement Private Placement Common Stock USD ( $)	May 2005 placement Private Placement Additional Paid-in Capital USD ( $)	February 2006 financing USD ( $)	February 2006 financing Common Stock USD ( $)	February 2006 financing Additional Paid-in Capital USD ( $)	April 2009 financing Common Stock	Rights USD ( $)	Rights Common Stock USD ( $)	Rights Additional Paid-in Capital USD ( $)	Rights Deficit Accumulated During Development Stage USD ( $)
Beginning Balance at Jun. 30, 1996
Issuance of common stock:
Issuance of stock (in shares)		89
Net income (loss)	$ (37)					$ (37)
Ending Balance at Jun. 30, 1997	(37)					(37)
Ending Balance (in shares) at Jun. 30, 1997		89
Issuance of common stock:
Net income (loss)	(398)					(398)
Ending Balance at Jun. 30, 1998	(435)					(435)
Ending Balance (in shares) at Jun. 30, 1998		89
Issuance of common stock:
Issuance of stock (in shares)		239
Issuance of stock	1,615	1,615
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares		(89)
Cumulative translation adjustment	20				20
Net income (loss)	(958)					(958)
Ending Balance at Jun. 30, 1999	242	1,615			20	(1,393)
Ending Balance (in shares) at Jun. 30, 1999		239
Issuance of common stock:
Issuance of stock (in shares)		16									16
Issuance of stock	793	793								175	175
Cancellation of common stock											(7)
Issuance of warrants							255		255
Issuance of equity rights	171			171
Cumulative translation adjustment	16				16
Net income (loss)	(1,605)					(1,605)
Ending Balance at Jun. 30, 2000	47	2,583		426	36	(2,998)
Ending Balance (in shares) at Jun. 30, 2000		264
Issuance of common stock:
Issuance of stock (in shares)													74
Issuance of stock												5,689	5,727	(38)
Other (in shares)																5
Other															341	341
Issuance of warrants							1,722		1,722								4,335		4,335
Conversion of convertible securities (in shares)		4						30										69
Conversion of convertible securities		171		(171)				1,977	(1,977)									4,335	(4,335)
Cumulative translation adjustment	182				182
Net income (loss)	(2,524)					(2,524)
Ending Balance at Jun. 30, 2001	9,792	15,134			218	(5,560)
Ending Balance (in shares) at Jun. 30, 2001		446
Issuance of common stock:
Cumulative translation adjustment	11				11
Net income (loss)	(3,732)					(3,732)
Ending Balance at Jun. 30, 2002	6,071	15,134			229	(9,292)
Ending Balance (in shares) at Jun. 30, 2002		446
Equity component of convertible notes	1,058			1,058
Issuance of common stock:
Issuance of warrants																						53	53
Stock Issued for Acquisitions (in shares)		446
Stock Issued for Acquisitions	11,620	11,077		543
Financing costs		(9,489)		9,489
Exercise of stock options (in shares)		1
Exercise of stock options	4	4
Distribution to shareholders	(158)					(158)
Cumulative translation adjustment	(159)				(159)
Net income (loss)	(17,795)					(17,795)
Stock options issued																				4	4
Ending Balance at Jun. 30, 2003	698	16,726		11,147	70	(27,245)
Ending Balance (in shares) at Jun. 30, 2003		893
Repricing of warrants related to financing	18			18
Equity component of convertible notes	1,983			1,983
Issuance of common stock:
Issuance of stock (in shares)																																			640			259
Issuance of stock																								1,045	1,045									13,830	8,053	5,777	8,474	6,356	2,118
Issuance of warrants																						54	54
Conversion of convertible securities (in shares)																													96			60
Conversion of convertible securities																												1,123	1,216	(93)	171	569	(398)
Exercise of stock options (in shares)		1
Exercise of stock options	23	23
Amalgamation of 2037357 Ontario Inc. (in shares)		44
Amalgamation of 2037357 Ontario Inc.	(22)	660	(1,045)	363
Cumulative translation adjustment	(219)				(219)
Net income (loss)	(6,872)					(6,872)
Stock options issued																				148	148
Ending Balance at Jun. 30, 2004	20,454	33,603		21,117	(149)	(34,117)
Ending Balance (in shares) at Jun. 30, 2004		1,993
Cost related to SEC registration	(493)	(493)
Issuance of common stock:
Stock Issued for Acquisitions (in shares)		37
Stock Issued for Acquisitions	1,252	1,252
Cumulative translation adjustment	1,392				1,392
Net income (loss)	(6,594)					(6,594)
Stock options issued																				39	39					604	604
Ending Balance at Dec. 31, 2004	16,654	34,362		21,760	1,243	(40,711)
Ending Balance (in shares) at Dec. 31, 2004		2,030
Issuance of common stock:
Issuance of stock (in shares)																																									337
Issuance of stock																																								8,134	7,060	1,074
Financing costs	(141)	(141)
Exercise of stock options (in shares)		1
Exercise of stock options	25	25
Net income (loss)	(13,871)					(13,871)
Stock options issued																				276	276
Ending Balance at Dec. 31, 2005	11,077	41,306		23,110	1,243	(54,582)
Ending Balance (in shares) at Dec. 31, 2005		2,368
Issuance of common stock:
Issuance of stock (in shares)																																												431
Issuance of stock																																											6,040	5,218	822
Net income (loss)	(16,440)					(16,440)
Stock options issued																				100	100					491	491
Ending Balance at Dec. 31, 2006	1,268	46,524		24,523	1,243	(71,022)
Ending Balance (in shares) at Dec. 31, 2006		2,799
Issuance of common stock:
Issuance of stock (in shares)																																															4,209
Issuance of stock																																														23,221	17,842	5,379
Exercise of warrants (in shares)		116
Exercise of warrants	694	563		131
Net income (loss)	(13,357)					(13,357)
Stock options issued																				59	59					2,263	2,263
Ending Balance at Dec. 31, 2007	14,148	64,929		32,355	1,243	(84,379)
Ending Balance (in shares) at Dec. 31, 2007		7,124
Issuance of common stock:
Net income (loss)	(13,600)					(13,600)
Stock options issued																				88	88					2,417	2,417
Ending Balance at Dec. 31, 2008	3,053	64,929		34,860	1,243	(97,979)
Ending Balance (in shares) at Dec. 31, 2008		7,124
Issuance of common stock:
Net income (loss)	(3,012)					(3,012)
Stock options issued																				10	10					355	355
Ending Balance at Dec. 31, 2009	406	64,929		35,225	1,243	(100,991)
Ending Balance (in shares) at Dec. 31, 2009		7,124
Issuance of common stock:
Issuance of stock (in shares)																																																	13,337
Net income (loss)	(7,823)					(7,823)
Stock options issued																				53	53					2,439	2,439
Ending Balance at Dec. 31, 2010	(4,924)	64,929		37,717	1,243	(108,813)
Ending Balance (in shares) at Dec. 31, 2010		20,461
Issuance of common stock:
Issuance of stock (in shares)																																																			4,697
Issuance of stock																																																		(28)	1,023	199	(1,250)
Net income (loss)	4,669					4,669
Ending Balance at Mar. 31, 2011	(283)	65,952		37,916	1,243	(105,394)
Ending Balance (in shares) at Mar. 31, 2011		25,158
Issuance of common stock:
Net income (loss)	(348)					(348)
Stock options issued																				(53)	(53)
Ending Balance at Jun. 30, 2011	$ (684)	$ 65,952		$ 37,863	$ 1,243	$ (105,742)
Ending Balance (in shares) at Jun. 30, 2011		25,158

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (Rights, USD $) In Thousands	3 Months Ended
Mar. 31, 2011
Rights
Rights offering, issuance	$ 300

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Going Concern
1.	Going Concern

Adherex Technologies Inc. (“Adherex”), a Canadian Corporation, together with its wholly owned subsidiaries Oxiquant, Inc. (“Oxiquant”) and Adherex, Inc., both Delaware corporations, and Cadherin Biomedical Inc. (“CBI”), a Canadian corporation, collectively referred to herein as the “Company,” is a development stage biopharmaceutical company focused on cancer therapeutics.

These unaudited interim consolidated financial statements have been prepared using generally accepted accounting principles (“GAAP”) in the United States (“U.S.”) of America that are applicable to a going concern which contemplates that Adherex will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company is a development stage company and during the six months ended June 30, 2011, generated net income of  $4,321.  Cash used in operations in the six months ended June 30, 2011 was  $1,823. At June 30, 2011, the Company had an accumulated deficit of  $105,742 and had experienced negative cash flows from operations since inception in the amount of  $80,640. These circumstances lend substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Company will need to obtain additional funding in the future in order to finance our business strategy beyond our current trials through the issuance of equity, debt or collaboration.  If we fail to arrange for sufficient capital on a timely basis, we may be required to curtail our business activities until we can obtain adequate financing.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

1.         Going Concern

Adherex Technologies Inc. (“Adherex”), a Canadian Corporation together with its wholly owned subsidiaries Oxiquant, Inc. (“Oxiquant”) and Adherex, Inc., both Delaware corporations, and Cadherin Biomedical Inc. (“CBI”), a Canadian corporation, collectively referred to herein as the “Company,” is a development stage biopharmaceutical company with a portfolio of product candidates under development for use in the treatment of cancer.  With the exception of Adherex Inc. all subsidiaries are inactive.

These consolidated financial statements have been prepared using generally accepted accounting principles (“GAAP”) in the United States (“U.S.”) of America that are applicable to a going concern which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

The Company is a development stage company and during the year ended December 31, 2010, incurred a net loss of  $7,823.  At December 31, 2010, it had an accumulated deficit of  $108,813, and had experienced negative cash flows from operations since inception in the amount of  $78,817.

These circumstances lend substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Company will need to obtain additional funding in the future in order to finance our business strategy, operations and growth through the issuance of equity, debt or collaboration.  If we fail to arrange for sufficient capital on a timely basis, we may be required to curtail our business activities until we can obtain adequate financing.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies
2.       Significant Accounting Policies

Basis of presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP and are the responsibility of the Company’s management.  These financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements.  Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the Company's audited financial statements and notes filed with the Securities and Exchange Commission (“SEC”) in the Company's Annual Report on Form 10-K for the year ended December 31, 2010. The Company's accounting policies are consistent with those presented in the audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2010.  These unaudited interim consolidated financial statements have been prepared in U.S. dollars.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in these interim consolidated financial statements.  Actual results could differ from these estimates.  In the opinion of management, these unaudited interim consolidated financial statements include all normal and recurring adjustments, considered necessary for the fair presentation of the Company’s financial position at June 30, 2011, and to state fairly the results for the periods presented. Significant estimates include the valuation of derivatives and, when applicable, stock based compensation.

Cash and cash equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by financial institutions in accordance with its investment policy designed to protect the principal investment.  At June 30, 2011, the Company had  $6,517 in money market investments, which typically have minimal risk and  $293 in cash of which  $278 was in Canadian dollars.  The financial markets have been volatile resulting in concerns regarding the recoverability of money market investments.  The Company did not experience any loss or write down of its money market investments for the six-month period ended June 30, 2011 and 2010, respectively.

2.         Significant Accounting Policies

Basis of presentation

Effective January 1, 2007, the Company changed its primary basis of accounting to United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”).  It made this change to comply with U.S. securities law as a result of the loss of the Company’s foreign private issuer status with the Securities and Exchange Commission (“SEC”).  The consolidated financial statements have been prepared in U.S. dollars.  The consolidated financial statements include the accounts of Adherex and of all its wholly-owned subsidiaries and all material inter-company transactions and balances have been eliminated upon consolidation.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation ”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the financial statements and the reported amounts of revenue and expense during the reporting period.  Significant estimates include certain accruals, valuation of derivative warrant liability and the value of stock based compensation.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by financial institutions in accordance with its investment policy designed to protect the principal investment.  At December 31, 2010, the Company had  $5,947 in cash accounts (2009 -  $685).  Money market investments typically have minimal risk; however, in recent years the financial markets have been volatile resulting in concerns regarding money market investments.  The Company has not experienced any loss or write down of its money market investments.

Financial instruments

Financial instruments recognized on the balance sheets at December 31, 2010 and December 31, 2009 consist of cash and cash equivalents, accounts receivable, accounts payable and derivative warrant liability, the carrying value of which, with the exception of the derivative warrant liability, approximates fair value due to their relatively short time to maturity.  The Company does not hold or issue financial instruments for trading.

The Company’s investment policy is to manage investments to achieve, in the order of importance, the financial objectives of preservation of principal, liquidity and return on investment.  Investments are made in U.S. or Canadian bank securities, commercial paper of U.S. or Canadian industrial companies, utilities, financial institutions and consumer loan companies, and securities of foreign banks provided the obligations are guaranteed or carry ratings appropriate to the policy.  Securities must have a minimum Dun & Bradstreet rating of A for bonds or R1 low for commercial paper.

The policy risks are primarily the opportunity cost of the conservative nature of the allowable investments.  As the main purpose of the Company is research and development, the Company has chosen to avoid investments of a trade or speculative nature.

Deferred leasehold inducements

Leasehold inducements consist of periods of reduced rent and other capital inducements provided by the lessor.  The leasehold inducements relating to the reduced rent periods are deferred and allocated over the term of the lease.  The Company has received lease inducements in the form of leasehold improvements and rent-free periods.

Impairment of long-lived assets

The Company tests the recoverability of long-lived assets whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  The Company records an impairment loss in the period when it is determined that the carrying amount of the asset may not be recoverable.  The impairment loss is calculated as the amount by which the carrying amount of the assets exceeds the discounted cash flows from the asset.

Convertible notes

The Company splits convertible notes into their debt and detachable warrant components based on the relative fair value of each component.

Common stock and warrants

At December 31, 2007, the Company had warrants outstanding to purchase common stock that were denominated in both U.S. and Canadian dollars, which resulted in the Company having warrants outstanding that were denominated outside the Company’s U.S. dollar functional currency.

In November 2007, the Emerging Issues Task Force (“EITF”) of the FASB issued EITF No. 07-5, Issue Summary No. 1 “Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock” (“EITF 07-5”), codified as ASC 815-40.  In June 2008, one of the conclusions reached under EITF 07-05 was a consensus that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency.  The issues brought to the EITF for discussion related to how an entity should determine whether certain instruments or embedded features are indexed to its own stock.  This discussion included equity-linked financial instruments where the exercise price is denominated in a currency other than the issuer's functional currency; such as the Company’s outstanding warrants to purchase common stock that were denominated in Canadian dollars.  This conclusion reached under EITF 07-05 clarified the accounting treatment for these and certain other financial instruments as it related to FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), codified as ASC 815-10.  SFAS 133 specifies that a contract that would otherwise meet the definition of a derivative under SFAS 133, issued or held by the reporting entity that is both (a) indexed to its own stock and (b) classified in stockholders' equity in its statement of financial position should not be considered a derivative financial instrument for purposes of applying SFAS 133.  As a result, the Company’s outstanding warrants denominated in Canadian dollars were not considered to be indexed to its own stock and should therefore be treated as derivative financial instruments and recorded at their fair value as a liability.  EITF 07-05 is effective for financial statements for fiscal years beginning after December 15, 2008 and earlier adoption is not permitted.   Since the warrants to purchase common stock that are denominated in Canadian dollars expired on December 19, 2008, EITF 07-5 did not have a material impact on the Company’s financial statements through 2008. However, the Company issued further Canadian dollar denominated warrants on April 30, 2010 and this results in warrants shown as a liability which is marked to market as of December 31, 2010.  The impact is material.  At December 31, 2010, the derivative warrant liability is  $10,450 (2009: NIL) and the unrealized loss on the value of the underlying security was  $3,251 (2009:NIL) for the year ended December 31, 2010.

Revenue recognition

The Company recognizes revenue from multiple element arrangements under development and license agreement, which include license payments, milestones and royalties.  Revenue arrangements with multiple deliverables are accounted for in accordance with EITF No. 00-21, codified as ASC 605-25, “Revenue Arrangements with Multiple Deliverables” and Staff Accounting Bulletin No. 101 “Revenue Recognition in Financial Statements” and are divided into separate units of accounting if certain criteria are met.  The consideration the Company receives is allocated among the separate units of accounting based on their respective fair values, and the applicable revenue recognition criteria are considered separately for each of the separate units.

Non-refundable up-front payments received in conjunction with the development and license agreement, including license fees and milestones, are deferred and recognized on a straight-line basis over the relevant periods.

The Company records royalty revenue in accordance with the contract terms once it can be reliably measured and the collection is reasonably assured.

Research and development costs and investment tax credits

Research costs, including employee compensation, laboratory fees, lab supplies, and research and testing performed under contract by third parties, are expensed as incurred.  Development costs, including drug substance costs, clinical study expenses and regulatory expenses are expensed as incurred.

Investment tax credits, which are earned as a result of qualifying research and development expenditures, are recognized when the expenditures are made and their realization is reasonably assured.  They are applied to reduce related capital costs and research and development expenses in the year recognized.

Income taxes

The Company accounts for income taxes under the asset and liability method that requires the recognition of deferred tax assets or liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities.  The Company provides a valuation allowance to reduce its deferred tax assets when it is more likely than not that such assets will not be realized.

The Company accounts for uncertainty in income taxes by following the Financial Accounting Standards Board issued Interpretation No. 48 (‘‘FIN 48’’), codified as ASC 740-10-25, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109.’’ FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, ‘‘Accounting for Income Taxes.’, codified as ASC 740-10.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the financial statements.  Upon adoption of FIN 48, the Company has elected an accounting policy that continues to classify accrued interest and penalties related to liabilities for income taxes in income tax expense.

Foreign currency translation

The U.S. dollar is the functional currency for substantially all of the Company’s consolidated operations. For those entities, all gains and losses from currency translations are included in results of operations. For CBI which is using a functional currency other than the U.S. dollar, the cumulative translation effects are included in “accumulated other comprehensive income” in the consolidated balance sheets.

Loss per share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the year.  Diluted net loss per share is computed using the same method, except the weighted average number shares of common stock outstanding includes convertible debentures, stock options and warrants, if dilutive.

New accounting pronouncements

On April 16, 2010, the FASB issued ASU 2010-13, which amends ASC 718 to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades must not be considered to contain a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies for classification in equity. This ASU is effective for interim and annual periods beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment to the opening balance of retained earnings for all awards outstanding as of the beginning of the annual period in which the ASU is adopted. Earlier application is permitted . The Company does not expect the adoption of the guidance to have an impact on the Company’s consolidated financial position and results of operations.
On December 16, 2010, the FASB issued ASU 2010-27, which requires that (1) annual fees be classified as an operating expense and (2) when the annual fee is recognized as a liability (i.e., when it becomes payable to the government once the entity has a gross receipt from a branded prescription drug sale to a specified government program in the applicable year), a corresponding asset be recognized and amortized to expense over the calendar year. In addition, on December 17, 2010, the FASB issued a proposed ASU, which requires that the annual fee assessed on health insurance entities (1) be classified and recognized in a manner consistent with the annual fee assessed on pharmaceutical manufacturers and (2) not be considered a deferred acquisition cost, as described in ASU 2010-26. The ASU is effective for an entity’s calendar years beginning after December 31, 2010. Comments on the proposed ASU are due by April 18, 2011. The Company does not expect the adoption of the guidance to have an impact on the Company’s consolidated financial position and results of operations.

On April 29, 2010, the FASB issued ASU 2010-17, which establishes a revenue recognition model for contingent consideration that is payable upon the achievement of an uncertain future event, referred to as a milestone. The scope of the ASU is limited to research or development arrangements and requires an entity to record the milestone payment in its entirety in the period received if the milestone meets all the necessary criteria to be considered substantive. However, entities would not be precluded from making an accounting policy election to apply another appropriate accounting policy that results in the deferral of some portion of the arrangement consideration. The Company does not expect the adoption of the guidance to have an impact on the Company’s consolidated financial position and results of operations.

Recent accounting pronouncements

In January 2010, an update was made to the Fair Value Measurements and Disclosures topic of the FASB codification that requires new disclosures for fair value measurements and provides clarification for existing disclosure requirements. More specifically, this update will require (a) an entity to disclose separately the amounts of significant transfers into and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances, and settlements to be presented separately on a gross basis in the reconciliation of Level 3 fair value measurements. Level 3 reconciliation disclosures are effective for fiscal years beginning after December 15, 2010. The Company does not expect the adoption of the guidance to have an impact on the Company’s consolidated financial position and results of operations.

In February 2010, the FASB issued ASU 2010-09,  Amendments to Certain Recognition and Disclosure Requirements  (“ASU 2010-09”). ASU 2010-09 amends ASC Topic 855,  Subsequent Events , to require SEC registrants and conduit bond obligors to evaluate subsequent events through the date that the financial statements are issued, however, SEC registrants are exempt from disclosing the date through which subsequent events have been evaluated. All other entities are required to evaluate subsequent events through the date that the financial statements are available to be issued and must disclose the date through which subsequent events have been evaluated. ASU 2010-09 was effective upon issuance for all entities except conduit debt obligors. The adoption of ASU 2010-09 did not have an impact on our results of operations or financial position.

Capital Assets	12 Months Ended
Dec. 31, 2010
Capital Assets
3.         Capital Assets

At December 31, 2010 and December 31, 2009, the Company determined the carrying values of its capital assets to be nil.  The Company recorded a  $101 loss on impairment of assets for the year ended December 31, 2009.

Leasehold Improvements	12 Months Ended
Dec. 31, 2010
Leasehold Improvements
4.         Leasehold Improvements

On August 31, 2005, the Company entered into agreements to lease a new office and laboratory facility (“Maplewood Facility”) and sublease the Company’s existing facility (“Englert Facility”) on similar terms as in the original lease.  As an incentive to enter into the Maplewood Facility lease, the Company received free rent and capital inducements.  The Company only paid half rent for the Maplewood Facility over the first 24 months of the 84-month lease term and received additional inducements in the form of furniture, equipment and leasehold improvements.  In September 2009, the Company terminated the Maplewood lease relating to the Company’s primary office facility in Research Triangle Park for approximately  $175.

Management has performed an impairment analysis ASC Topic 360, ―Property, Plant and Equipment‖ (previously SFAS No. 144) and has determined that the leasehold improvements, consisting primarily of equipment and leasehold improvements, were impaired at December 31, 2009.  At December 31, 2009, the Company determined the fair value of these leasehold improvements to be nil.  Accordingly, the Company recorded a  $386 loss on impairment in Consolidated Statement of Operations for the year ended December 31, 2009.

Stock options	12 Months Ended
Dec. 31, 2010
Stock options
5.        Stock options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Based upon the current shares outstanding, a maximum of 5,115 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants.  A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2010 is below.

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2008	154	$29.70 - 58.50	$39.24
Granted	-	-	-
Exercised	-	-	-
Cancelled	(8)	29.70 - 58.50	35.82
Outstanding at December 31, 2009	146	29.70 - 58.50	39.42
Granted	3,861	0.63-0.81	0.72
Exercised	-	-	-
Cancelled	(106)	29.70 – 47.70	35.46
Outstanding at December 31, 2010	3,901	$0.63-58.50	$1.26

Price in Canadian Dollars	# outstanding and exercisable at December 31, 2010	Remaining life (years)
$0.63	100	6.89
0.81	3,761	6.64
$35.10	4	0.96
$39.60	1	0.73
$47.70	11	0.32
$52.20	18	0.39
$58.50	6	0.16
	3,901	6.58

The following options granted under the stock option plan are exercisable in U.S. dollars:
		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2008	869	1.80 - 24.30	9.72
Granted	11	1.08	1.08
Exercised	-	-	-
Cancelled	(146)	5.04 - 21.60	9.00
Outstanding at December 31, 2009	733	$1.80 - 24.30	$9.90
Granted
Exercised
Cancelled	(13)	$1.08-21.60	3.78
Outstanding at December 31, 2010	721	$1.80- $24.30	9.90

Price in US Dollars	# Outstanding at December 31, 2010	# Exercisable at December 31, 2010	Remaining life (years)
$1.80	4	4	4.71
$5.04	133	133	2.03
$5.22	2	1	4.41
$6.12	2	2	1.52
$6.84	156	156	1.91
$7.20	2	2	3.70
$10.26	23	23	3.37
$11.34	331	331	1.91
$15.84	7	7	1.44
$19.80	8	8	1.50
$21.60	49	49	1.33
$24.30	4	3	1.50
	721	719	1.97

The Compensation Committee of the Board of Directors administers the Company's stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan.

On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Under the current shares outstanding a maximum of 5,115 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  The stock option plan, as amended, allows the issuance of U.S. and Canadian dollar denominated grants.

Pursuant to employment agreements dated May 3, 2010 between the Company and each of Robert Andrade, Rosty Raykov and Thomas Spector (collectively Messrs. Andrade, Raykov and Spector) and conditioned upon the approval of the amended Stock Option Plan, the Board approved the grant to each, Messrs. Andrade, Raykov and Spector an option to purchase up to 5.0% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010.

Pursuant to Independent Director Agreements dated May 3, 2010 for each of Dr. Porter and Messrs. Breen and Bussandri and conditioned upon the approval of the amended Stock Option Plan, the Board approved the grant to each Dr. Porter and Messrs. Breen and Bussandri an option to purchase up to 1.33% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010.

Stock compensation expense for the fiscal years ended December 31, 2010 and 2009 was  $2,492 and  $365 respectively.  These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2010 and 2009 was  $0.72 and  $1.08 respectively.  The intrinsic value (being the difference between the share price and exercise price) of stock options outstanding at December 31, 2010 was  $1,061.

The fair values of options granted in fiscal years ended December 31, 2010 and 2009  were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2010	Year Ended December 31, 2009
Expected dividend	0%	0%
Risk-free interest rate	2.06-2.2%	3%
Expected volatility	99-103%	85.6%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.

Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments
3.      Derivative Instruments

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency.  The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments.  ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position.  The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability.  All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' equity.

The Company's derivative instruments include warrants to purchase 18,035 shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:

•	Warrants to purchase 13,337 shares exercisable at CAD $1.44 per whole share that expire on April 30, 2015; and

•	Warrants to purchase 4,698 shares exercisable at CAD $1.44 per whole share that expire on March 30, 2016.

These warrants have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss).  These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of June 30, 2011, the fair value of the warrants expiring April 30, 2015 and March 30, 2016 was determined to be  $5,229 and  $1,912, respectively, and the gain on these warrants for the three months ended June 30, 2011 was  $154 and  $71, respectively. The fair value of the warrants expiring April 30, 2015 as at June 30, 2011 and December 31, 2010 was  $5,229 and  $10,450, respectively, and the gain on these warrants for the six months ended June 30, 2011 was  $5,221. The fair value of the warrants expiring March 30, 2016 as at June 30, 2011 and March 31, 2011 was  $1,983 and  $1,912, respectively, and the gain on these warrants for the six months and three months ended June 30, 2011 was  $71. Accordingly, the Company recorded an unrealized gain of  $5,292 and  $225 on the interim consolidated statements of operations for the six months and three months ended June 30, 2011, respectively, related to the change in the fair value of the warrants. There is no cash flow impact for these derivatives until the warrants are exercised.  If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

In February 2011, the Company filed a final short form prospectus for a rights offering. In accordance with the terms of the rights offering, each shareholder of record on March 2, 2011 received one right for each common share held.  Every right held entitled the holder thereof to purchase for CAD  $0.03, or USD  $0.0303 at the shareholder’s option, a unit consisting of one common share along with one warrant to purchase a common share of the Company at CAD  $0.08. The rights began trading on March 2, 2011 on the TSX and on the Pink Sheets and expired on March 29, 2011.

On March 2, 2011, the Company recognized a derivative financial liability of  $1.25 million associated with the Company’s obligation to carry out the rights offering. The deficit was adjusted by a corresponding amount.  The derivative financial liability will be adjusted to fair value at each quarter end with changes being recognized in earnings until the expiry of the warrants. During the six months ended June 30, 2011, the Company recognized a realized derivative gain of  $613.  The rights expired on March 29, 2011.

During the three months ended June 30, 2011, the Company issued 0.11 million options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the functional currency of the Company.  While there is an exception to this rule for employees in ASU 2010-13, no such exception exists for contractors.  Consequently, the Company classified  $49 as a derivative relating to options issued in the quarter and reclassified  $53 from additional paid in capital for the 0.1 million options issued to contractors in 2010.  These options will be marked to market until the earlier of their expiry or exercise.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed.  During the rights offering, each holder of rights could elect either the  $0.03 CAD or USD $0.0303 subscription price. Furthermore, the CAD  $0.03 subscription price at that time was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

At the time of the closing of the rights offering in March 2011, the Company had issued a total of 84,559 units for total net proceeds of  $2,566. Accordingly the Company recorded an increase in Common stock of  $1,023. Expenses and fees relating to the rights offering totaled approximately  $300.

6.      Derivative Instruments

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency.  The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments.  ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position.  The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability.  All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in shareholders' equity.

The Company's only derivative instruments are warrants to purchase 13,337,037 shares, the exercise price for which are denominated in a currency other than the Company's functional currency, as follows:

☐	Warrants to purchase 13,337,037 shares exercisable at CAD $1.44 per whole share that expire on April 30, 2015

These warrants have been recorded at their fair value at issuance and will continue to be recorded at fair value at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/loss on derivative.  These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of December 31, 2010, the fair value of these warrants was determined to be  $10,450. The fair value as at April 30, 2010, the inception of the derivative, was  $7,202. Accordingly the Company recorded an unrealized loss of  $3,251 on the consolidated statements of operations for the year ended December 31, 2010, related to the change in the fair value of those warrants. There is no cash flow impact for these derivatives until the warrants are exercised.  If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
5.         Fair Value Measurements

The Company has adopted Fair Value Measurements and Disclosure Topic of the FASB.  This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis.  The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at June 30, 2011
	Quoted Price	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market investment	$-	$6,517	$-	$6,517

Liabilities
Derivative liabilities	-	7,244	-	7,244

The Company's financial instruments include cash equivalents, accounts payable and accrued liabilities and derivative  instruments. Only cash equivalents, options issued to consultants and derivatives are carried at their fair value. Due to the short-term maturity of accounts payable and accrued liabilities, the carrying value of these instruments is a reasonable estimate of their fair value. The derivative liability instrument is carried at fair value and calculated using the Black-Scholes option pricing model using the following assumptions; expected dividend 0%; risk-free interest rate of 2.2%; expected volatility of 140% or 132%; and a 3.8 or 4.9 year expected life, respectively. The options also use the Black Scholes model with the following assumptions: expected dividend 0%; risk-free interest rate of 2.5-2.6%; expected volatility of 115%- 134.7%; and a 6-6.9 year expected life.

7.         Fair Value Measurements

The Company has adopted Fair Value Measurements and Disclosure Topic of the FASB.  This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis.  The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2010
	Quoted Price	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative warrant liability	-	$10,450	-	$10,450

The Company's financial instruments include accounts receivable, accounts payable and derivative warrant instruments. Due to the short-term maturity of accounts receivable and accounts payable, the carrying value of these instruments is a reasonable estimate of their fair value.  Derivative warrant liability instrument is carried at fair value and calculated using Black-Scholes option pricing model using the following weighted average assumptions; expected dividend 0%; risk-free interest rate of 2.01%; expected volatility of 128% and a 4.3 year expected life.

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity
4.        Stockholders' Equity

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Warrants to purchase common stock

At June 30, 2011, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of CAD  $1.44 per whole share and a weighted average remaining life of 4 years:

Warrant Description	Common Shares Issuable Upon Exercise of Outstanding Warrants at June 30 2011	Exercise Price In CAD Dollars Per Common Share	Expiration Date
Investor warrants to purchase common stock outstanding (1)	13,337	$1.44	April 30, 2015
Investor warrants to purchase common stock outstanding (2)	4,698	$1.44	March 30, 2016
	18,035

(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of  $0.03 CAD per unit for net proceeds of CAD $7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD $1.44 per whole share for a period of five years from the issue date.

(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of  $0.03 CAD per unit for total net proceeds of  $2,547.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD $1.44 per whole share for a period of five years from the issue date.

Stock option plan

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Based upon the current shares outstanding, a maximum of 6,290 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants.  During the three and six-month periods ended June 30, 2011 and 2010, the Company recognized total stock-based compensation expense of  $49 and  $2,054.

Valuation assumptions

The value of options granted in the three months ended June 30, 2011 and June 30, 2010, respectively were estimated using the Black-Scholes option-pricing model, using the following assumptions: expected dividend 0% and 0% respectively; risk-free interest rate of 2.5% and 2.59%, respectively; expected volatility of 115-116% and 134.7% respectively; and a 7 year expected life.

Stock option activity
The following is a summary of option activity for the six months ended June 30, 2011 for stock options denominated in Canadian dollars:

Options in thousands	Number of Options (thousands)	Weighted- average Exercise Price
Outstanding at December 31, 2010	3,901	CAD $	1.26
Granted	108		$0.66
Exercised	-		-
Forfeited/cancelled/expired	-		-
Outstanding at June 30, 2011	4,009	CAD $	1.26

Canadian dollar denominated options issued to contractors are treated as liabilities and are recorded at fair value estimated using the Black Scholes model with the gain or loss reported as unrealized gain(loss). During the six months ended June 30, 2011, 0.11 million options were issued to contractors.

The following is a summary of option activity for the six months ended June 30, 2011 for stock options denominated in U.S. dollars:

Options in thousands	Number of Options (thousands)	Weighted- average Exercise Price
Outstanding at December 31, 2010	721	$9.90
Granted	-	-
Exercised	-	-
Forfeited/cancelled/expired	-	-
Outstanding at June 30, 2011	721	$9.90

8.         Shareholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “share consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they  had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our 2011 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Equity financings

On June 5, 2001, the Company completed an IPO issuing 74 shares of common stock at a price of CAD $135 per share.  Net proceeds of this offering credited to common stock amounted to  $5,727 after deducting the underwriting fee of  $501 and expenses of  $354.  As additional compensation in connection with the offering, the Company granted the underwriters non-assignable support warrants representing ten percent of the offered shares.  At that time, each support warrant entitled the holder to purchase one share of common stock on or before June 5, 2003 at CAD $7.50.

On December 19, 2003, the Company completed a private placement of equity securities totaling  $16,095, comprised of (i)  $15,050 for 11,522 units, at a price of CAD $1.75 per unit   Each unit consisted of one share of common stock and one-half of a common stock purchase warrant in Adherex with an exercise price of CAD $2.15 per share, which expired unexercised on December 19, 2008 (on a post-consolidation basis, 640 shares of common stock were issued), and (ii)  $1,045 for 800 Series 1 Preferred Shares and warrants to purchase 400 Series 1 Preferred Shares of 2037357 Ontario Inc.  The  $5,777 estimated fair value of the warrants has been allocated to additional paid-in capital and the balance of  $8,053 has been credited to common stock.  At that time, the non-redeemable Series 1 Preferred Shares of 2037357 Ontario Inc. (“Preferred Shares”) were exchangeable into 800 shares of common stock of Adherex (44 shares of common stock on a post-consolidation basis).  Upon such an exchange, all of the then outstanding warrants to purchase the Preferred Shares would be exchanged for an equal number of warrants to purchase Adherex common stock, which warrants expired on December 19, 2008.  The  $1,045 was to be spent on specific research and development projects in Ontario, Canada as designated by Adherex.  Adherex could compel the exchange of the Preferred Shares into common stock and warrants for common stock of Adherex at any time after January 3, 2005.

2037357 Ontario Inc. has been accounted for in accordance with the substance of the transaction.  The  $1,045 has been recorded as non-redeemable Preferred Shares and the amounts expended were recorded as expenses in the relevant periods.  On June 14, 2004, the preferred shares and warrants were exchanged for 44 shares of Adherex common stock on a post-consolidation basis, and warrants to purchase shares of Adherex common stock, all of which warrants expired on December 19, 2008.  In June 2004, 2037357 Ontario Inc. became a wholly owned subsidiary of the Company and was amalgamated with Adherex Technologies Inc.  The investment has been split between the estimated fair value of the warrants of  $363, which has been included in additional paid-in capital, and the remainder of  $660, which has been recorded in common stock.
On May 20, 2004, the Company completed equity financings with total gross proceeds of  $9,029 less  $555 of issuance costs  and issued 4,669 units at a purchase price of CAD $2.65 per unit. Each unit consisted of one share of common stock and one-half of a common stock purchase warrant, and, at that time, each whole warrant entitled the holder to acquire one additional share of common stock at an exercise price of CAD $3.50, all of which expired unexercised on May 19, 2007. The financing resulted in the issuance of an aggregate of 259 shares of  common stock on a post-consolidation basis. The  $2,118 value of the warrants has been allocated to additional paid-in capital and the balance of  $6,356 has been credited to common stock.

On July 20, 2005, the Company completed a private placement of equity securities for gross proceeds of  $8,510 and issued 6,079 units at a price of  $1.40 per unit, providing net proceeds of  $8,134 after deducting broker fees and other expenses of  $376.  At the time, each unit consisted of one common share and 0.30 of a common share purchase warrant and the private placement resulted in the issuance of an aggregate of 337 shares of common stock on a post –consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of common stock of Adherex at an exercise price of  $1.75 per share for a period of three years and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of  $1.75 for a period of two years, all of which expired unexercised on July 20, 2007 and 2008, respectively.  The warrants, with a value of  $1,074 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of  $7,060 has been credited to common stock.

On May 8, 2006, the Company completed a private placement of equity securities for gross proceeds of  $6,512 and issued 7,753 units at a price of  $0.84 per unit providing net proceeds of  $6,040 after deducting broker fees and certain other expenses.  Each unit consisted of one common share and 0.30 of a common share purchase warrant, and the private placement resulted in the issuance of an aggregate of 431 shares of common stock on a post-consolidation basis, along with , investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of  $0.97 per share for a period of four years, and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of  $0.97 per share for a period of two years, all of which expired unexercised on May 7, 2008.  The warrants, with a value of  $822 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of  $5,218 has been credited to common stock.

On February 21, 2007, the Company completed the sale of equity securities providing gross proceeds of  $25,000 for 75,759 units at a price of  $0.33 per unit providing net proceeds of  $23,221 after deducting broker fees and other expenses.  Each unit consisted of one common share and one-half of a common share purchase warrant.  The offering resulted in the issuance of an aggregate of 4,209 shares of common stock on a post-consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of  $0.40 per share for a period of three years, and each whole broker warrant entitled the holder to acquire one additional unit at an exercise price of  $0.33 per unit for a period of two years, the unexercised portion of which expired on February 21, 2009.  The warrants, with a value of  $5,379 based on the Black-Scholes option pricing model, have been allocated to additional paid-in-capital and the remaining balance of  $17,842 has been included in common stock.

During the second quarter of fiscal 2007, the Company received gross proceeds of  $694 related to the exercise of warrants and issued 116 shares of common stock on a post-consolidation basis and additional investor warrants, which warrants expired on February 21, 2010.  The warrants, with a value of  $131 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of  $563 has been included in common stock.

On April 30, 2010, the Company completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD $0.03 per unit for net proceeds of CAD $7.2 million.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD $0.08 per share for a period of five years from the issue date. As a result of the Share Consolidation on August 25, 2011, the number of shares and warrants issued upon exercise of the units consists of 13,337,037 shares and warrants to purchase 13,337,037  shares of common stock at the exercise price of CAD  $1.44 per whole share.

Special warrants

From May 2000 through November 2000, the Company issued special warrants.  At that time, each special warrant was sold for CAD $25.00 and entitled the holder thereof to acquire, for no additional consideration, four shares of common stock of the Company.  The special warrants also included a price protection adjustment determined by dividing CAD $32.50 by the initial public offering (“IPO”) price of CAD $7.50.

During the year ended June 30, 2000, 16 of 126 special warrants were issued, with the balance of 110 issued in the year ended June 30, 2001.  Upon completion of the IPO, on June 5, 2001, these special warrants were converted to 30 shares of common stock, which included 2 shares of common stock issued under the price protection adjustment (such shares are  presented on a post-consolidation basis).

Special A warrants

During October 2000, the Company issued Series A special warrants.  At that time, each Series A special warrant was sold at CAD $6.25 and entitled the holder to acquire, for no additional consideration, one share of common stock of the Company.  At that time, the Series A special warrants also included a price protection adjustment determined by dividing CAD $8.125 by the IPO price.

Upon completion of the IPO, on June 5, 2001, these Series A special warrants were converted to 69 shares of common stock, which included 5 shares of common stock issued under the price protection adjustment (such shares are presented on a post-consolidation basis).

In addition, each Series A special warrant included a share purchase warrant entitling the holder to purchase an additional share of common stock at the IPO price, which was also subject to the price protection adjustment.  These share purchase warrants expired unexercised on September 3, 2001.

2010 Private Placement Warrants

On April 30, 2010, the Company completed a first closing of a  non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD $0.03 per unit for net proceeds of CAD $7,202.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD $0.08 per share for a period of five years from the issue date.  As the exercise price is denominated in a currency other than the company’s functional currency, these warrants are treated as a derivative instrument. (Note 6.)  As a result of the Share Consolidation on August 25, 2011, the number of shares issuable upon the exercise of the warrants issued in connection with the April 2010 Private Placement consists of 13,337,037  shares of common stock at the exercise price of CAD  $1.44 per whole share.

Equity rights

On September 28, 1999, University Medical Discoveries Inc. (“UMDI”) invested  $171 for equity of the Company.  The form of this equity was to be the same as the first class of securities to raise greater than  $683 subsequent to the date of the investment.  The date of conversion was dependent on certain milestones being met under a specific research project.  On August 24, 2000, the Company and UMDI agreed to convert UMDI’s  $171 investment into 3 shares of common stock of the Company.

Triathlon settlement

During fiscal 2000, other advances totaling  $175 were settled by the issuance to Triathlon Limited of 16 shares of common stock of the Company.  The number of shares issued was determined with reference to the fair value at the time the advances were made.

Shire BioChem Inc. agreement

On August 17, 2000, the Company entered into a subscription agreement and a license agreement with Shire BioChem Inc.  (“BioChem”).  Under the subscription agreement, BioChem purchased 5 shares of common stock of the Company for  $341.  Pursuant to a price protection clause in the agreement, an additional eight shares of common stock were issued on completion of the Company’s IPO on June 5, 2001.

Acquisitions

On November 20, 2002, the Company issued 446 shares of commons stock to acquire all of the issued and outstanding securities of Oxiquant, a holding company which held certain intellectual property rights, including rights to sodium thiosulfate.

In connection with the acquisition of the intellectual property of Oxiquant in November 2002, the Company issued warrants to purchase shares of common stock with an exercise price of CAD $3.585 that expired unexercised on May 20, 2007 and introduction warrants to purchase shares of common stock with an exercise price of CAD $2.05 that expired unexercised on November 20, 2007.

As a prerequisite of the Oxiquant transaction, Adherex licensed all of its Cadherin-related intellectual property for non-cancer applications and transferred  $158 in cash to Cadherin Biomedical Inc. or CBI, a wholly-owned subsidiary of Adherex at the time, in return for Class A Preferred Shares of CBI.  These CBI Class A Preferred Shares were then distributed to all of the Adherex shareholders of record by way of special dividend, effecting a “spin out” of CBI and the non-cancer assets from Adherex.

In order to effect such a distribution under Section 42 of the Canada Business Corporations Act (“CBCA”), the Company was legally required to reduce its stated capital so that the aggregate amount of its liabilities and stated capital did not exceed the realizable value of Adherex’s assets.  Management determined that the stated capital needed to be reduced by  $9,489, in order to comply with the requirements of Section 42 of the CBCA. The Company decreased common stock and increased additional paid-in capital by  $9,489.

In February 2004, the Company and CBI became involved in litigation.  On December 3, 2004, the Company and CBI settled the litigation and the Company agreed to acquire all of the issued and outstanding shares of CBI and reacquire the non-cancer rights to the cadherin-based intellectual property.  As part of the agreement, the Company issued 37 common shares valued at  $1,252, net of transaction costs.

Convertible note warrants

On June 23, 2003, the Company issued senior secured convertible notes with a face value totaling  $2,219.  These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round.  At that time, investors also received warrants to purchase shares of common stock of the Company with an exercise price of CAD $2.75 per share that expired unexercised on June 23, 2007.  The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company.  In connection with this issuance, at that time, the Company issued broker warrants to purchase shares of common stock exercisable at a price of CAD $2.35 per share, which expired unexercised on June 23, 2005.

On December 3, 2003, the Company issued additional senior secured convertible notes with a face value totaling CAD $1,458.  These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round.  Also, at that time, investors received warrants to purchase shares of common stock exercisable at a price of CAD $2.15 per share which expired unexercised on December 3, 2007.  The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company.  At that time, the Company also issued broker warrants to purchase shares of common stock exercisable at a price of CAD $2.15 per share which expired unexercised on December 3, 2005.

On December 19, 2003, the Company completed an equity financing resulting in the conversion of the June and the December notes into 156 shares of common stock on a post-consolidation basis with a carrying value of  $1,785 credited to common stock.   At that time, the Company issued warrants to purchase, shares of common stock with an exercise price of CAD $2.15 per share which expired unexercised on December 19, 2008.

Warrants to Purchase Common Stock

At December 31, 2010, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of  $1.44 and a weighted average remaining life of 4.3 years:

Share amounts in thousands
Warrant Description	Common Stock Issuable Upon Exercise of Outstanding Warrants at December 31, 2010 (in thousands)	Exercise Price In CAD Dollars Per Common Share	Expiration Date
Investor warrants to purchase common stock outstanding	13,337	$1.44	April 30, 2015

Research and Development	12 Months Ended
Dec. 31, 2010
Research and Development
9.         Research and Development

Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative From September 3, 1996 to December 31,
	2010	2009	2010
Research and development	$708	$2,113	$65,598
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$708	$2,113	$63,769

Capital and Operating Lease Commitments	12 Months Ended
Dec. 31, 2010
Capital and Operating Lease Commitments
10.      Capital and Operating Lease Commitments

We had no material commitments for capital expenses or commitments extending beyond three years as of December 31, 2010.  The following table represents our contractual obligations and commitments at December 31, 2010 (in thousands of U.S. dollars):
	Less than 1 year	1-3 years	Total
Property Lease (1)	$5	$-	$5
OCT Clinical Service Agreement (2)	171	314	485
Database Integration Service Agreement (3)	130	146	276
Drug purchase commitments (4)	105	-	105
Total	$411	$460	$871

(1)
Our office lease in Chapel Hill, NC expired January 15, 2011. In February 2011, we entered into a lease for a new office facility in Research Triangle Park, North Carolina.  Amounts shown assume the maximum amounts due under the leases.

(2)
Under the service agreement with OCT Group LLC entered in August 2010, we are required to make several payments over the course of our planned Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the planned clinical trial including: regulatory approval of trial, enrollment of patients and the completion of therapy of patients.

(3)
Under the service agreement with Database Integrations entered in December 2010, we are required to make several payments over the course of our planned Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the planned clinical trial including: EDC live, time and completion of enrollment.

(4)	Commitments to our third party manufacturing vendors that supply drug substance primarily for our clinical studies.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
11.      Commitments and Contingencies

Oregon Health & Science University agreement

The Company has an exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology.  OHSU will receive certain milestone payments, a 2.5 percent royalty on net sales for licensed products and a 15 percent royalty on any consideration received from sublicensing of the licensed technology.  Milestone payment fees payable to OHSU include:  $50 upon completion of Phase I clinical trials;  $200 upon completion of Phase II clinical trials;  $500 upon completion of Phase III clinical trials; and  $250 upon first commercial sale for any licensed product.  To date, no milestone payments have been accrued or paid.

GlaxoSmithKline

On July 14, 2005, we entered into a development and license agreement with GlaxoSmithKline, or GSK.  The agreement included the in-license by our Company of GSK’s oncology product, eniluracil, and an option for GSK to license ADH-1.  As part of the transaction, GSK invested  $3.0 million in our Company's common stock.  On October 11, 2006, the GSK option to license ADH-1 expired unexercised.  Under the terms of the agreement relating to eniluracil, we received an exclusive license to develop eniluracil for all indications and GSK retained options to buy-back and assume development of the compound at various points in time.

On March 1, 2007, the GSK agreement was amended and we purchased all of GSK’s remaining buy-back options for a fee of  $1.0 million.  As a result of the amendment to the GSK agreement, we now may be required to pay GSK development and sales milestones and royalties.  Specifically, if we file a New Drug Application, or NDA, with the Food and Drug Administration, or FDA, we may be required to pay development milestones of  $5.0 million to GSK.  Additionally, depending upon whether the NDA is approved by the FDA and whether eniluracil becomes a commercial success, we may be required to pay up to an additional  $70.0 million in development and sales milestones for the initially approved indication, plus royalties in the low-double digit range based on annual net sales.  If we pursue other indications, we may also be required to pay up to an additional  $15 million to GSK  for each FDA-approved indication. The GSK agreement continues until terminated by either party in the event of an uncured breach by  the breaching party after 60 days prior written notice.

McGill Agreement

On February 26, 2001, the Company entered into a general collaboration agreement with McGill that grants the Company a 27-year exclusive, worldwide license to develop, use and market certain cell adhesion technology and compounds.  The license agreement provides for the Company to pay future royalties of two percent of gross revenues from the use of the technology and compounds.  The agreement also provided for the Company to make payments as follows:

•
CAD $100 if the Company has not filed an investigational new drug (“IND”) application, or similar application with Canadian, US, European or a recognized agency, relating to the licensed product prior to September 23, 2002.  On August 1, 2002, McGill acknowledged that work completed on the clinical development of ADH-1 was sufficient to meet the requirements of the September 23, 2002 milestone and thus no payment was required.

•
CAD $100 if the Company has not commenced Phase II clinical trials in a recognized jurisdiction on any licensed product prior to September 23, 2004.  On September 20, 2004, McGill acknowledged that the Company had met obligations with respect to the September 23, 2004 milestone and thus no payment was required.

•	CAD $200 if the Company has not commenced Phase III clinical trials in a recognized jurisdiction on any licensed product prior to September 23, 2006, which was paid in fiscal year 2007.

In addition, the Company is required to fund mutually agreed upon research at McGill over a period of ten years totaling CAD $3,300.  Annual funding commenced in 2001 with a total payment of CAD $200 and increases annually by 10 percent through to the tenth year of the agreement when annual funding reaches CAD $500.  The additional research commitment can be deferred in any year if it exceeds five percent of the Company’s cash and cash equivalents and at December 31, 2009, there have been no deferrals with respect to this provision.  The Company receives certain intellectual property rights resulting from this research.

The agreement with McGill was terminated on November 19, 2009.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
12.      Income Taxes

The Company operates in several tax jurisdictions.  Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another.  A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:
	Year Ended December 31,	Year Ended December 31,
	2010	2009
Domestic loss	(7,100)	(1,804)
Foreign loss	(723)	(1,208)
Loss before income taxes	(7,823)	(3,012)

Expected statutory rate (recovery)	29.9%	30.9%
Expected provision for (recovery of) income tax	(2,339)	(931)
Permanent differences	1,686	113
Change in valuation allowance	2,334	(3,290)
Non-refundable investment tax credits	(196)	(573)
Share issue costs and effect of change of carryforwards	-	-
Effect of foreign exchange rate differences	(585)	(876)
Expiry of loss	-	1,111
Effect of change in future enacted tax rates	-	-
Effect of tax rate changes and other	(900)	4,446
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 29.9 percent is comprised of federal income tax at approximately 18 percent and provincial income tax at approximately 11.9 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2010, December 31, 2009:

	December 31, 2010	December 31, 2009
Future tax assets:
SR&ED expenditures	2,228	2,117
Income tax loss carryforwards	20,008	17,651
Non-refundable investment tax credits	1,719	1,633
Share issue costs	81	187
Accrued expenses	9	27
Fixed and intangible assets	737	832
Harmonization credit	280	287
	25,062	22,734
Less: valuation allowance	(25,062)	(22,734)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term.

At December 31, 2010 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry forwards and non-refundable investment tax credits.  The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$7,872	$1,580
Income tax loss carryforwards (expiry date):
2014	5,786	6,537
2015	10,928	11,680
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	19,982	19,970
2027	8,136	8,128
2028	10,509	10,492
2029	3,553	3,552
2030	1,857	1,862

Investment tax credits (expiry date):
2018	10	-
2019	8	-
2020	86	-
2021	55	-
2022	548	-
2023	399	-
2024	178	-
2025	199	-
2026	86	-
2027	90	-
2028	50	-
2029	-

Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event
7. Subsequent Events

On August 11, 2011, Adherex announced that the Company's Board of Directors approved the continuance of Adherex from the Canada Business Corporation Act to the Business Corporations Act(British Columbia) (the "Continuance").  The Continuance was approved by shareholders of Adherex at its Annual and Special Meeting of Shareholders held on June 28, 2011. Adherex also announced that, effective upon the Continuance, Chris A. Rallis and Steven D. Skolsky have been appointed as members of the Board of Directors and Dr. Arthur T. Porter, William G. Breen and Claudio F. Bussandri will step down.

Additionally, on August 11, 2011, Adherex reported that its Board of Directors approved a 1-for-18 reverse stock split (the “Reverse Stock Split”), which will be effective on August 25, 2011.  The Reverse Stock Split was approved by shareholders of Adherex at its Annual and Special Meeting of Shareholders held on June 28, 2011.  The Reverse Stock Split, which will affect all of the Company’s common shares, stock options and warrants outstanding at the effective time, is being implemented to consolidate the Company’s outstanding common shares.  The Reverse Stock Split will reduce the number of shares of the Company's outstanding common stock from approximately 452.8 million, as of the filing date of the Company's most recent Quarterly Report on Form 10-Q, to approximately 25.2 million.

The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

13.      Subsequent Event - 2011 Rights Offering

We commenced a rights offering to our shareholders on March 2, 2011, the record date for the rights offering (the "Rights Offering"). Pursuant to the terms of the Rights Offering, we distributed rights to subscribe for up to 425,000,000 units at a price of CAD $0.03 per unit (for gross proceeds of up to CAD $12,750,000), to our shareholders on the basis of one right per each share of common stock held by such shareholder  on the record date.  Purchasers of units in the Company's April 2010 private placement described above that owned common stock as of the record date for the Rights Offering agreed not to participate in the Rights Offering.  Each right was exercisable for one unit which consisted of one common share and one common share purchase warrant (a “Warrant”).  As of 5:00 pm New York City time on March 29th, 2011, the expiration date for the Rights Offering, we had received subscriptions for an aggregate of 85 million Units, representing total net proceeds of approximately  $2.5 million. As a result of the Share Consolidation on August 25, 2011, the number of shares issued upon exercise of the units consists of 13,337,037 shares and Warrants to purchase 13,337,037 shares of common stock at the exercise price of CAD  $1.44 per whole share, and each eighteen (18) Warrants outstanding entitle the holder thereof, commencing on the six month anniversary of the issuance date, to purchase one Warrant Share of the Company at a purchase price of CAD $1.44 per whole share for a period of five years from the issue date.  Adherex filed a final short-form prospectus for the Rights Offering with the securities regulatory authorities in Canada to qualify the distribution of the rights in Canada on February 11, 2011 and a Form S-1 registration statement with the Securities and Exchange Commission to register the rights and underlying securities in the United States, which registration statement was declared effective on February 11, 2011.

Commitments	6 Months Ended
Jun. 30, 2011
Commitments
6.  Commitments

The Company had no material commitments for capital expenses as of June 30, 2011. The following table represents its contractual obligations and commitments at June 30, 2011 (in thousands of U.S. dollars):

	Less than 1 year	1-3 years	Total
OCT Clinical Service Agreement(1)	114	435	549
Database Integration Service Agreement (2)	107	146	253
Drug purchase commitments (3)	60	25	85
Total	$281	$606	$887

(1)
Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the planned clinical trial including: regulatory approval of trial, enrollment of patients and the completion of therapy of patients.  The Company amended the agreement in April 2011 for the monitoring of additional sites for OCT to service during the Phase II clinical trial.

(2)
Under the service agreement with Database Integrations entered in December 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the clinical trial including: EDC live, time and completion of enrollment.

(3)	Commitments to our third party manufacturing vendors that supply drug substance primarily for our clinical studies.